NOTE PAYABLE	6 Months Ended
Jun. 30, 2023
Note Payable
NOTE PAYABLE

13. NOTE PAYABLE

Unsecured Promissory Note in December 2022

On December 12, 2022, the Company entered into a Note Purchase Agreement with an investor, pursuant to which the Company issued to the Purchaser an unsecured Promissory Note of $1,332,500, for $1,250,000 in gross proceeds. The Note included an original issue discount (“OID”) of $62,500 along with $20,000 for investor’s fees, costs and other transaction expenses in connection with the issuance of the note. The OID was recognized as a debt discount is amortized over the life of the note. The Note bears interest at 8% per annum compounding daily, and has a term of 18 months. All outstanding principal and accrued interest on the Note will become due and payable eighteen (18) months after the purchase price of the Note is delivered by Purchaser to the Company (the “Purchase Price Date”). The Company may prepay all or a portion of the Note at any time by paying 120% of the outstanding balance elected for pre-payment. The Investor has the right to redeem the Note at any time six (6) months after the Purchase Price Date (the “Redemption Start Date”), subject to maximum monthly redemption amount of $200,000. The Company should pay the applicable redemption amount in cash to the Investor within three (3) Trading Days following the investor’s delivery of a redemption notice. At the end of each month following the Redemption Start Date, if the Company has not reduced the Outstanding Balance by at least $200,000, then by the fifth (5th) day of the following month, the Company must pay in cash to the Investor the difference between $200,000 and the amount actually redeemed in such month or the Outstanding Balance will automatically increase by one percent (1%) as of such fifth (5th) day. Under the Note Purchase Agreement, while the Note is outstanding, the Company agreed to keep adequate public information available and maintain its Nasdaq listing. Upon the occurrence of a Trigger Event (as defined in the Note), the Investor shall have the right to increase the balance of the Note by fifteen percent (15%) for Major Trigger Event (as defined in the Note) and five percent (5%) for Minor Trigger Event (as defined in the Note). In addition, the Note provides that upon occurrence of an Event of Default, the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of twenty-two percent (22%) per annum or the maximum rate permitted under applicable law.

During the six months ended June 30, 2023 and 2022, the Company amortized OID of RMB 144,337 (US: $20,833) and recorded RMB 362,877 (US: $52,376) interest expense on this Note and the Company and Lender exchanged these Partitioned Notes of RMB 108,770 (US: $15,000) for the delivery of 22,751 Class A ordinary shares. The Company recorded RMB 34,330 (US: $4,955) loss on conversion of these notes in 2022. As of June 30, 2023 and December 31, 2022, the outstanding principal balance of this note was RMB 9,267,694 (US: $1,278,073, net of unamortized OID of $39,427) and RMB 8,775,000 (US: $1,272,240, net of unamortized OID of $60,260).